Investment Portfolio - January 31, 2020

(unaudited)

TARGET 2020 SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.1%

Manning & Napier Blended Asset Moderate Series - Class R6	4,831,159	$57,394,166

TOTAL AFFILIATED INVESTMENT COMPANIES - 100.1%
(Identified Cost $52,427,413)		57,394,166
LIABILITIES, LESS OTHER ASSETS - (0.1%)		(41,142)

NET ASSETS - 100%		$57,353,024

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2020 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Affiliated Investment Companies	$57,394,166	$57,394,166	$—	$—

Total assets	$57,394,166	$57,394,166	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2019 or January 31, 2020.

Investment Portfolio - January 31, 2020

(unaudited)

Investments in Affiliated Issuers:

A summary of the Series’ transactions in the shares of affiliated issuers of Manning & Napier during the three months ended January 31, 2020 is set forth below:

TARGET 2020 SERIES	VALUE AT 10/31/19	PURCHASE COST	SALES PROCEEDS	VALUE AT 1/31/20	SHARES HELD AT 1/31/20	DIVIDEND INCOME 11/1/19 THROUGH 1/31/20	DISTRIBUTIONS AND NET REALIZED GAIN (LOSS) 11/1/19 THROUGH 1/31/20	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Blended Asset Extended Series - Class R6	$ 2,892,293	$ 68,018	$3,069,681	$ —	—	$ 28,884	$327,535	$ (218,165)
Blended Asset Moderate Series - Class R6	53,518,007	4,946,717	2,491,052	57,394,166	4,831,159	642,113	199,953	1,220,542

	$56,410,300	$5,014,735	$5,560,733	$57,394,166		$670,997	$527,488	$1,002,377

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

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